ACQUISITIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Pro forma revenue	$ 846,947,956	$ 788,428,970
Pro forma net loss	$ (45,296,568)	$ (24,062,816)
Loss per share - basic	$ (40.37)	$ (24.42)
Loss per share - fully diluted	$ (40.37)	$ (24.42)
Weighted average common shares and common stock equivalents	1,122,058	985,332